CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Mar. 31, 2017	Dec. 31, 2016
ASSETS
Cash and cash equivalents	$ 3,924	$ 5,017
Restricted cash	743	837
Trade receivables, net	560	623
Financing receivables, net	18,474	18,662
Inventories, net	6,470	5,609
Property, plant and equipment, net	6,484	6,397
Investments in unconsolidated subsidiaries and affiliates	488	487
Equipment under operating leases	1,897	1,907
Goodwill	2,452	2,449
Other intangible assets, net	779	787
Deferred tax assets	989	937
Derivative assets	70	95
Other assets	1,705	1,740
Total Assets	45,035	45,547
LIABILITIES AND EQUITY
Debt	24,500	25,276
Trade payables	5,469	5,185
Deferred tax liabilities	99	84
Pension, postretirement and other postemployment benefits	2,293	2,276
Derivative liabilities	207	249
Other liabilities	7,898	8,005
Total Liabilities	40,466	41,075
Redeemable noncontrolling interest	22	21
Common shares, €0.01, par value; outstanding 1,362,981,869 common shares and 396,263,417 special voting shares at 03/31/2017; and outstanding 1,361,630,903 common shares and 412,268,203 special voting shares at 12/31/2016	25	25
Treasury stock, at cost; 0 shares at 3/31/2017 and 1,278,708 shares at 12/31/2016		(9)
Additional paid in capital	4,406	4,408
Retained earnings	1,833	1,787
Accumulated other comprehensive loss	(1,723)	(1,767)
Noncontrolling interests	6	7
Total Equity	4,547	4,451
Total Liabilities and Equity	$ 45,035	$ 45,547